UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22853

StoneCastle Financial Corp.
(Exact name of registrant as specified in charter)

152 West 57th Street, 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Joshua S. Siegel
StoneCastle Financial Corp.
152 West 57th Street, 35th Floor
New York, NY 10019
(Name and address of agent for service)

Copies of Communications to:

John P. Falco, Esq.

Pepper Hamilton LLP

3000 Two Logan Square / Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

(215) 981-4659

Registrant’s telephone number, including area code: (212) 354-6500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

StoneCastle Financial Corp. Schedule of Investments (unaudited)

As of September 30, 2015

		# of
		Shares/Par
Company(1)	Investment	Amount ($)(2)	Fair Value
Term Loans – 32.5%
Banking – 32.5%
Citizens Bancshares Co.	Senior Term Loan, 8.75%, 12/21/2024	$13,250,000	$13,250,000
First Citizens Bancshares, Inc.	Subordinated Term Loan, 8.625%, 6/30/2025	$10,000,000	10,000,000
Linden Bancshares, Inc.	Subordinated Term Loan, 8.75%, 07/31/2025	$4,000,000	4,000,000
Market Street Bancshares, Inc.	Subordinated Term Loan, 6.50%, 8/14/2025	$7,500,000	7,500,000
Sandhills Holding Company, Inc.	Subordinated Term Loan, 8.75%, 7/31/2025	$8,500,000	8,500,000
Victory Bancorp, Inc.	Subordinated Term Loan, 8.50%, 9/22/2025	$2,500,000	2,500,000
Williams Holding Company, Inc.	Subordinated Term Loan, 8.75%, 6/30/2025	$1,000,000	1,000,000
	Total Term Loans (Cost $46,750,000)		46,750,000
Debt Securities – 22.5%
Banking – 22.5%
Bankwell Financial Group, Inc.	Unsecured Fixed Rate Subordinated Notes, 5.75%, 8/15/2025	$7,500,000	7,509,375
Cornerstone Community Bancorp	Subordinated Debenture, 8.80%, 2/27/2025	$5,000,000	5,000,000
Country Bank Holding Company Inc.	Subordinated Debenture, 8.50%, 5/15/2025	$6,000,000	6,000,000
Freeport Bancshares, Inc.	Subordinated Debenture, 8.875%, 2/17/2025	$3,150,000	3,150,000
MidWest Community Financial Corporation	Subordinated Debenture, 8.50%, 11/24/2024	$3,500,000	3,500,000
MidWest Community Financial Corporation	Subordinated Debenture, 8.50%, 3/3/2025	$1,500,000	1,500,000
MMCapS Funding I, Ltd. / MMCapS Funding I, Inc.	Fixed Rate Mezzanine Notes, 8.04%, 6/8/2031, 144A(3)	$6,512,291	5,681,974
	Total Debt Securities (Cost $31,706,529)		32,341,349
Trust Preferred Securities – 33.4%
Banking – 33.4%
Amboy Capital Trust I	Trust Preferred Security, 9.00%, 7/29/2029, 144A(3)	$15,500,000	15,500,000
Capital City TPS LLC Series 2015-1	Capital City TPS 2015-1 9.74%, Note, 9/30/2030, 144A(3)	$1,920,854	1,925,656
Central Trust Company Capital Trust I	Junior Subordinated Debt, 10.25%, 7/25/2031	$2,500,000	2,532,812
Countrywide Capital Trust IV	Trust Preferred Security, 6.75%	38,562	978,318
Deutsche Bank Contingent Capital Trust V	Trust Preferred Security, 8.05%	57,444	1,609,581
First Alliance Capital Trust I	Junior Subordinated Debt, 10.25%, 7/25/2031, 144A(3)	$6,500,000	6,558,906

1	StoneCastle Financial Corp. |	See notes to Financial Statements

		# of
		Shares/Par
Company(1)	Investment	Amount ($)(2)	Fair Value

Banking (continued)
First Citizens TPS LLC Series 2015-1	First Citizens TPS 2015-1 9.74%, Note, 9/30/2030, 144A(3)	$2,240,997	$2,246,599
M&T TPS LLC Series 2015-1	M&T TPS 2015-1 9.74%, Note, 9/30/2030, 144A(3)	$2,561,138	2,580,347
Mercantil TPS LLC Series 2015-1	Mercantil TPS 2015-1 9.74%, Note, 9/30/2030, 144A(3)	$4,802,135	4,832,149
Merrill Lynch Preferred Capital Trust III	Trust Preferred Security, Series D, 7.00%	21,729	551,265
Merrill Lynch Preferred Capital Trust IV	Trust Preferred Security, Series E, 7.12%	30,263	769,285
Merrill Lynch Preferred Capital Trust V	Trust Preferred Security, Series F, 7.28%	76,206	1,944,015
Morgan Stanley Capital Trust VIII	Trust Preferred Security, 6.45%	51,578	1,298,218
National Bank of Indianapolis TPS LLC Series 2015-1	National Bank Of Indianapolis TPS 2015-1 9.74%, Note, 9/30/2030, 144A(3)	$4,321,922	4,343,532
PrivateBancorp Capital Trust IV	Trust Preferred Security, 10.00%	13,322	357,696
	Total Trust Preferred Securities (Cost $48,626,855)		48,028,379
Preferred Stocks – 37.1%
Banking – 37.1%
Banc of California Inc.	Depositary Shares, Each Representing a 1/40th Interest in a Share of 7.375% Non-Cumulative Perpetual Preferred Stock, Series D	40,000	1,023,200
Blue Ridge Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$200,000	200,000
BNCCORP, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$13,750,000	13,750,000
Chicago Shore Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$6,400,000	6,400,000
Chicago Shore Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$150,000	150,000
Citigroup Inc.	Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 7.125% Fixed Rate Non-Cumulative Preferred Stock, Series J	104,054	2,801,134
Colony Bankcorp, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$3,661,000	3,661,000
Community West Bancshares	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$1,481,000	1,481,000
Fidelity Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$2,579,000	2,579,000
Fidelity Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$210,000	210,000
First National Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$1,016,000	1,005,840
First Priority Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$709,000	709,000
First United Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$9,000,000	9,000,000
Katahdin Bankshares Corporation	Floating Rate Non-Cumulative Preferred Stock, Series D, 8.75%	$10,000,000	10,000,000
Tennessee Valley Financial Holdings Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$100,000	104,050
Tennessee Valley Financial Holdings Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$49,000	61,924

See notes to Financial Statements	| StoneCastle Financial Corp.	2

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Fair Value

Banking (continued)
The Queensborough Company	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$250,000	$247,500
	Total Preferred Stocks (Cost $53,694,834)		53,383,648
Convertible Preferred Stocks – 3.6%
Banking – 3.6%
Civista Bancshares Inc.	Depositary Shares, Each Representing a 1/40th Interest in a 6.50% Non-Cumulative Redeemable Convertible Perpetual Preferred Share, Series B	59,001	1,958,833
SB Financial Group Inc.	Depositary Shares, Each Representing a 1/100th Interest in a 6.50% Non-Cumulative Convertible Perpetual Preferred Share, Series A	250,000	3,250,000
	Total Convertible Preferred Stocks (Cost $3,975,025)		5,208,833
Common Stocks – 3.6%
Banking – 2.0%
Happy Bancshares, Inc.	Equity Security, Private Placement, 144A(3)(4)	44,000	1,036,200
Middleburg Financial Corporation	Equity Security	10,988	193,499
Pioneer Bancshares, Inc.	Equity Security(4)	83,400	1,662,996
			2,892,695
Non-Bank Financial – 1.6%
Medallion Financial Corporation	Equity Security - Business Development Corporation	$289,371	2,193,432

	Total Common Stocks (Cost $5,774,358)		5,086,127
Exchange Traded Fund – 2.6%
Diversified Financial Services – 2.6%
iShares S&P U.S. Preferred Stock Index Fund	Preferred Stock Exchange Traded Fund	95,797	3,785,897
	Total Exchange Traded Fund (Cost $3,798,602)		3,785,897
Limited Partnership Interest – 0.7%
Banking – 0.7%
Priam Capital Fund I, L.P.	Limited partnership(4)	50,000	1,000,000
	Total Limited Partnership Interest (Cost $1,000,000)		1,000,000
	Total Long Term Investments (Cost $195,326,203)		195,584,233

3	StoneCastle Financial Corp. |	See notes to Financial Statements

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Fair Value
Short-Term Investment – 1.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	Institutional Share Class	1,913,490	$1,913,490
	Total Short-Term Investment (Cost $1,913,490)		1,913,490
	Total Investments (Cost $197,239,693)(5)(6) † — 137.3%		197,497,723
	Other assets and liabilities, net — (37.3)%(7)		(53,689,807)

	Total Net Assets — 100.0%		$143,807,916
(1)	We do not “control” and are not an “affiliate” of any of our investments, each as defined in the Investment Company Act (the “1940 Act”).
(2)	$ represents security position traded in par amount.
(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
(4)	Currently non-income producing security.
(5)	Investments are income producing assets unless otherwise noted by footnote (4).
(6)	Cost values reflect accretion of original issue discount or market discount, and amortization of premium.
(7)	Includes $58.0 million in bank loan from Texas Capital Bank.
†	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,163,775 and gross unrealized depreciation was $1,905,745, resulting in net unrealized appreciation of $258,030.

See notes to Financial Statements	| StoneCastle Financial Corp.	4

Notes to Schedule of Investments (unaudited)

Investment Valuation–The most significant estimates made in the preparation of the financial statements of StoneCastle Financial Corp. (“SCFC” or the “Company”) are the valuation of equity and debt investments and the effective yield calculation with respect to certain debt securities, as well as the related amounts of unrealized appreciation and depreciation of investments recorded. The Company believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments that SCFC makes. The Company is required to specifically fair value each individual investment on a quarterly basis.

The Company complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes the following three-tier fair value hierarchy:

• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

• Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

To the extent securities owned by the Company are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by SCFC in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, SCFC’s

5	StoneCastle Financial Corp. |

own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. SCFC uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

SCFC will determine fair value of its assets and liabilities in accordance with valuation procedures adopted by its board of directors. The Company may utilize the services of one or more regionally or nationally recognized independent valuation firms to help it determine the value of each investment for which a market price is not available. SCFC’s board will also review valuations of such investments provided by the Advisor. Securities for which market quotations are readily available shall be valued at “market value.” If a market value cannot be obtained or if SCFC’s Advisor determines that the value of a security as so obtained does not represent a fair value as of the measurement date (due to a significant development subsequent to the time its price is determined or otherwise), fair value shall be determined pursuant to the methodologies established by our Board of Directors. In making these determinations, the Company may engage an independent valuation firm from time to time to assist in determining the fair value of our investments. The methods for valuing these investments may include fundamental analysis, discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors.

The Company’s assets measured at fair value subject to the disclosure requirements of ASC 820-10-35 at September 30, 2015, were as follows:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL FAIR	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 09-30-15	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS
Term Loan	$46,750,000	$—	$46,750,000	$—

Debt Securities	32,341,349	—	32,341,349	—

Trust Preferred Securities	48,028,379	7,508,378	40,520,001	—

Preferred Stock	53,383,648	2,801,134	50,582,514	—

Convertible Preferred Stock	5,208,833	—	5,208,833	—

Common Stock	5,086,127	2,386,931	—	2,699,196

Exchange Traded Fund	3,785,897	3,785,897	—	—

Limited Partnership Interest	1,000,000	—	—	1,000,000

Short-Term Investment	1,913,490	1,913,490	—	—

Total Investments in Securities	$197,497,723	$18,395,830	$175,402,697	$3,699,196

The Level 3 categorized assets listed above have been valued via the use of a) independent third party valuation firms, or, b) fair valued as determined in good faith by the Board of Directors, in accordance with procedures established by the Board of Directors.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires SCFC to present reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchase

| StoneCastle Financial Corp.	6

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of a period. U.S. GAAP also requires SCFC to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented below:

			CONVERTIBLE		LIMITED
	TERM	DEBT	PREFERRED	COMMON	PARTNERSHIP
	LOAN	SECURITIES	STOCK	STOCK	INTEREST	TOTAL
Balance at
December 31, 2014	$13,250,000	$3,500,000	$2,500,000	$2,362,650	$1,000,000	$22,612,650
Realized gains including earnings	—	—	—	—	—	—
Unrealized appreciation on investments	—	—	—	336,546	—	336,546
Purchases	—		—	—	—	—
Sales	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—
Transfers out *	(13,250,000)	(3,500,000)	(2,500,000)	—	—	(19,250,000)
Balance at September 30, 2015	$—	$—	$—	2,699,196 (1)	1,000,000 (2)	$3,699,196

For more information with regard to significant accounting policies, see the most recent Company’s annual report filed with the Securities and Exchange Commissions.

* Valuation changed from single broker quote to multiple broker quotes.

(1) Value based on price to book valuation analysis.

(2) Value based on single broker quote.

7	StoneCastle Financial Corp. |

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StoneCastle Financial Corp.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	11/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer
& Chairman of the Board
(principal executive officer)

Date	11/12/2015

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell, Chief Financial Officer
(principal financial officer)

Date	11/12/2015

* Print the name and title of each signing officer under his or her signature.